SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected dividend yield	0.00%	0.00%
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	1.18%	0.42%
Expected life of options	5 years	5 years
Expected annualized volatility	85.00%	68.00%
Forfeiture rate	11.40%	7.50%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Risk free interest rate	2.98%	1.62%
Expected life of options	6 years	6 years 6 months
Expected annualized volatility	89.00%	98.00%
Forfeiture rate	11.70%	11.40%